Organization and Basis of Presentation - Schedule of Operations and Cash Flows Results of Variable Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenues	¥ 9,060,784	$ 1,421,835	¥ 6,577,307	¥ 3,956,353
Net loss	(1,588,712)	(249,303)	(962,259)	(1,111,199)
Net cash used in operating activities	(708,869)	(111,236)	(290,433)	(439,132)
Net cash used in investing activities	(421,623)	(66,162)	(4,314,003)	883,247
Net cash generated from financing activities	2,212,487	347,187	6,124,153	64,507
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenues	7,972,143	1,251,003	6,377,158	3,882,352
Net loss	(1,556,904)	(244,312)	(922,908)	(970,344)
Net cash used in operating activities	(958,748)	(150,448)	(833,479)	(785,378)
Net cash used in investing activities	(843,586)	(132,377)	(1,471,637)	(836,981)
Net cash generated from financing activities	¥ 2,612,563	$ 409,968	¥ 2,802,088	¥ 1,618,102